PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks
Air Freight & Logistics 0.5%
United Parcel Service, Inc. (Class B Stock)	8,039	$1,716,085
Automobiles 6.6%
Tesla, Inc.*	21,767	24,248,438
Beverages 0.2%
PepsiCo, Inc.	5,563	898,981
Biotechnology 1.5%
AbbVie, Inc.	8,246	945,569
BioNTech SE (Germany), ADR*	5,987	1,668,757
Moderna, Inc.*	8,950	3,089,629
		5,703,955
Capital Markets 1.4%
Ameriprise Financial, Inc.	3,015	910,922
Blackstone, Inc.	6,549	906,512
Goldman Sachs Group, Inc. (The)	2,175	899,036
MSCI, Inc.	1,403	932,827
T. Rowe Price Group, Inc.	6,359	1,379,140
		5,028,437
Communications Equipment 0.3%
Arista Networks, Inc.*	2,440	999,644
Consumer Finance 0.9%
American Express Co.	18,725	3,254,031
Containers & Packaging 0.7%
Crown Holdings, Inc.	25,492	2,650,913
Electronic Equipment, Instruments & Components 0.8%
CDW Corp.	4,848	904,879
Keysight Technologies, Inc.*	5,538	996,951
Zebra Technologies Corp. (Class A Stock)*	1,725	921,064
		2,822,894
Entertainment 4.6%
Netflix, Inc.*	15,317	10,573,478

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
ROBLOX Corp. (Class A Stock)*	21,626	$1,817,016
Sea Ltd. (Taiwan), ADR*	7,789	2,676,067
Walt Disney Co. (The)*	5,270	890,999
World Wrestling Entertainment, Inc. (Class A Stock)	14,932	912,196
		16,869,756
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	12,476	6,132,453
Health Care Providers & Services 2.1%
DaVita, Inc.*	8,055	831,598
HCA Healthcare, Inc.	3,641	911,925
UnitedHealth Group, Inc.	12,841	5,912,895
		7,656,418
Hotels, Restaurants & Leisure 2.7%
Airbnb, Inc. (Class A Stock)*	5,284	901,767
Booking Holdings, Inc.*	368	890,847
Darden Restaurants, Inc.	6,227	897,560
Marriott International, Inc. (Class A Stock)*	5,593	894,992
McDonald’s Corp.	11,035	2,709,644
Starbucks Corp.	7,871	834,877
Yum! Brands, Inc.	21,709	2,712,323
		9,842,010
Household Durables 0.2%
Tempur Sealy International, Inc.	19,115	850,044
Insurance 0.2%
Aon PLC (Class A Stock)	2,821	902,494
Interactive Media & Services 9.8%
Alphabet, Inc. (Class A Stock)*	7,884	23,343,893
Match Group, Inc.*	5,638	850,098
Meta Platforms, Inc. (Class A Stock)*	20,336	6,580,119
Snap, Inc. (Class A Stock)*	103,072	5,419,526
		36,193,636
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.*	5,222	17,610,830

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 13.1%
Accenture PLC (Class A Stock)	15,585	$5,591,742
Adyen NV (Netherlands), 144A*	1,505	4,564,556
EPAM Systems, Inc.*	4,589	3,089,499
Gartner, Inc.*	4,379	1,453,434
Mastercard, Inc. (Class A Stock)	3,006	1,008,573
PayPal Holdings, Inc.*	16,926	3,936,818
Shopify, Inc. (Canada) (Class A Stock)*	9,953	14,598,364
Square, Inc. (Class A Stock)*	10,328	2,628,476
Twilio, Inc. (Class A Stock)*	2,767	806,193
Visa, Inc. (Class A Stock)(a)	51,377	10,880,107
		48,557,762
Leisure Products 0.2%
Brunswick Corp.	9,881	919,822
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	21,536	3,391,705
Danaher Corp.	2,928	912,862
Mettler-Toledo International, Inc.*	1,936	2,866,984
		7,171,551
Media 0.6%
Altice USA, Inc. (Class A Stock)*	53,056	864,813
Nexstar Media Group, Inc. (Class A Stock)	9,340	1,400,346
		2,265,159
Multiline Retail 1.7%
Target Corp.	24,390	6,332,132
Personal Products 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	19,822	6,428,869
Pharmaceuticals 0.6%
Eli Lilly & Co.	8,770	2,234,245
Professional Services 0.5%
Robert Half International, Inc.	17,945	2,029,041
Real Estate Management & Development 0.7%
CBRE Group, Inc. (Class A Stock)*	26,176	2,724,398

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.7%
J.B. Hunt Transport Services, Inc.	8,174	$1,611,831
Old Dominion Freight Line, Inc.	2,882	983,771
		2,595,602
Semiconductors & Semiconductor Equipment 6.6%
Micron Technology, Inc.	41,709	2,882,092
NVIDIA Corp.	71,866	18,373,980
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	27,146	3,086,500
		24,342,572
Software 17.3%
Adobe, Inc.*	20,222	13,151,580
Atlassian Corp. PLC (Class A Stock)*	16,933	7,757,515
Autodesk, Inc.*	2,938	933,138
Crowdstrike Holdings, Inc. (Class A Stock)*	23,047	6,494,645
Fortinet, Inc.*	10,459	3,517,780
HubSpot, Inc.*	3,590	2,908,726
Microsoft Corp.	52,648	17,459,130
NortonLifeLock, Inc.	106,156	2,701,670
Oracle Corp.	52,536	5,040,304
salesforce.com, Inc.*	9,028	2,705,601
Teradata Corp.*	24,064	1,361,060
		64,031,149
Specialty Retail 4.1%
AutoZone, Inc.*	489	872,787
Home Depot, Inc. (The)	2,401	892,548
RH*	1,368	902,374
TJX Cos., Inc. (The)	101,950	6,676,705
Ulta Beauty, Inc.*	8,083	2,969,371
Williams-Sonoma, Inc.	14,931	2,773,134
		15,086,919
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	117,268	17,566,747
Dell Technologies, Inc. (Class C Stock)*	26,801	2,947,842
HP, Inc.	88,928	2,697,186
		23,211,775

PGIM Jennison Diversified Growth Fund
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 3.4%
Kering SA (France)	3,362	$2,532,819
LVMH Moet Hennessy Louis Vuitton SE (France)	6,099	4,785,765
NIKE, Inc. (Class B Stock)	30,990	5,184,317
		12,502,901
Trading Companies & Distributors 0.3%
United Rentals, Inc.*	2,571	974,692

Total Long-Term Investments (cost $218,847,755)		364,789,608

Short-Term Investments 3.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,003,523	3,003,523
PGIM Institutional Money Market Fund (cost $10,488,580; includes $10,487,912 of cash collateral for securities on loan)(b)(wa)	10,494,877	10,488,580

Total Short-Term Investments (cost $13,492,103)		13,492,103

TOTAL INVESTMENTS 102.4% (cost $232,339,858)		378,281,711
Liabilities in excess of other assets (2.4)%		(8,863,179)

Net Assets 100.0%		$369,418,532

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,376,730; cash collateral of $10,487,912 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).